Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - NCE ESSOP	12 Months Ended
	Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Abstract]
EBP, Schedule of Delinquent Participant Contribution

NEW CENTURY ENERGIES, INC. EMPLOYEES’ SAVINGS AND STOCK OWNERSHIP PLAN FOR BARGAINING UNIT EMPLOYEES AND FORMER NON-BARGAINING UNIT EMPLOYEES	Schedule 2
Schedule of Delinquent Participant Contributions
For the Year Ended Dec. 31, 2025

New Century Energies, Inc. Employee’s Saving and Stock Ownership Plan for Bargaining Unit Employees and Former Non-Bargaining Unit Employees, EIN 41-0448030, Plan 005
Attachment to Form 5500, Schedule H, Part IV, Line 4(a)

	Nonexempt Prohibited Transactions			Corrected Under VFCP and PTE** 2002-51
	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP*
Check here if late participant loan contributions are included: X

2024 delinquent participant contributions (a)	$—	$2,747,443	$—	$—

See accompanying report of the Independent Registered Public Accounting Firm
* Voluntary Fiduciary Correction Program (VFCP)
** Prohibited Transaction Exemption (PTE)
	(a)Lost earnings associated with the late contributions were remitted on July 3, 2024.
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	$ 0	[1]
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	2,747,443	[1]
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	0	[1]
EBP, Schedule of Delinquent Participant Contribution, Corrected	$ 0	[1]
EBP, Schedule of Delinquent Participant Contribution

NEW CENTURY ENERGIES, INC. EMPLOYEES’ SAVINGS AND STOCK OWNERSHIP PLAN FOR BARGAINING UNIT EMPLOYEES AND FORMER NON-BARGAINING UNIT EMPLOYEES	Schedule 2
Schedule of Delinquent Participant Contributions
For the Year Ended Dec. 31, 2025

New Century Energies, Inc. Employee’s Saving and Stock Ownership Plan for Bargaining Unit Employees and Former Non-Bargaining Unit Employees, EIN 41-0448030, Plan 005
Attachment to Form 5500, Schedule H, Part IV, Line 4(a)

	Nonexempt Prohibited Transactions			Corrected Under VFCP and PTE** 2002-51
	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP*
Check here if late participant loan contributions are included: X

2024 delinquent participant contributions (a)	$—	$2,747,443	$—	$—

See accompanying report of the Independent Registered Public Accounting Firm
* Voluntary Fiduciary Correction Program (VFCP)
** Prohibited Transaction Exemption (PTE)
	(a)Lost earnings associated with the late contributions were remitted on July 3, 2024.

[1]	Lost earnings associated with the late contributions were remitted on July 3, 2024.